Filed pursuant to Rule 497(e)
1933 Act File No. 333 141917
1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

PLUMB BALANCED FUND
PLUMB EQUITY FUND

(collectively, the “Funds”)

Supplement dated December 21st, 2021

to the Prospectus and Statement of Additional Information (“SAI”) dated August 1, 2021

This supplement makes the following amendment to disclosures in the Funds Prospectus and SAI, as well as information provided in Part C to the Funds registration statement.

Effective December 10, 2021, the address of the Funds’ investment adviser, Wisconsin Capital Funds, Inc. (the “Adviser”), is:

8020 Excelsior Drive, Suite 402
Madison, WI 53717

All references to the former address of the Adviser (8401 Excelsior Drive, Suite 102 Madison, Wisconsin 53717) in the Prospectus and SAI, and Part C to the Funds’ registration statement, are hereby replaced with the new address listed above.

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Please retain this supplement for your reference.